Segment Reporting - Schedule of Revenues by Geographic Areas (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
China [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 22,586,603	$ 21,758,925
USA [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	1,407,618	5,903,553
South Korea [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	198,260
United Mexican States [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	173,006
Algeria [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	93,079
Other foreign countries [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount	$ 79,922	356,236
India [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount		727,821
Singapore [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount		324,146
Australia [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Sales Amount		$ 308,046
Customer Concentration Risk [Member] | China [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	92.05%	74.06%
Customer Concentration Risk [Member] | USA [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	5.74%	20.09%
Customer Concentration Risk [Member] | South Korea [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	0.81%
Customer Concentration Risk [Member] | United Mexican States [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	0.71%
Customer Concentration Risk [Member] | Algeria [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	0.38%
Customer Concentration Risk [Member] | Other foreign countries [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales	0.31%	1.21%
Customer Concentration Risk [Member] | India [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales		2.48%
Customer Concentration Risk [Member] | Singapore [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales		1.10%
Customer Concentration Risk [Member] | Australia [Member] | Revenue Benchmark [Member]
Schedule of Revenues by Geographic Areas [Line Items]
Percentage of Sales		1.05%